As filed with the Securities and Exchange Commission on May 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP CORE ETF

Performance Data

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	Since Inception(2)
U.S. Large Cap Core ETF (at NAV)	16.45%	30.46%
U.S. Large Cap Core ETF (at Market Price)	16.55%	30.54%
S&P 500® Index(3)	13.93%	27.65%

(1)	Not annualized.

(2)	While the Fund commenced operations on March 30, 2023, the Fund began investing consistent with its investment objective on March 31, 2023.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Fund Gross Expense Ratio: 0.85%

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. Large Cap Core ETF and Dynamic Tactical ETF

These ETFs are different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. These ETFs will not. This may create additional risks for your investment. For example:

● You may have to pay more money to trade an ETF’s shares. These ETFs will provide less information to traders, who tend to charge more for trades when they have less information.

● The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for these ETFs compared to other ETFs because these ETFs provides less information to traders.

● These additional risks may be even greater in bad or uncertain market conditions.

● The SGI U.S. Large Cap Core ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between these ETFs and other ETFs may also have advantages. By keeping certain information about an ETF portfolio secret, these ETFs may face less risk that other traders can predict or copy its investment strategy. This may improve the ETFs’ performance. If other traders are able to copy or predict an ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of these ETFs, see the prospectus.

SGI DYNAMIC TACTICAL ETF

Performance Data

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	Since Inception(2)
Dynamic Tactical ETF (at NAV)	10.15%	14.44%
Dynamic Tactical ETF (at Market Price)	9.62%	14.22%
Composite Benchmark(3)(4)	10.99%	21.20%

(1)	Not annualized.

(2)	While the Fund commenced operations on March 29, 2023, the Fund began investing consistent with its investment objective on March 30, 2023.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

(4)	The composite benchmark is comprised of the S&P 500® Index and Bloomberg US Aggregate Bond Index, weighted 75% and 25%, respectively.

Fund Gross Expense Ratio: 0.95%

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s investments will generally consist of securities of affiliated and unaffiliated exchange-traded funds and open-end mutual funds. Portfolio composition is subject to change. The Fund evaluates performance as compared to a composite index comprised of the Standard and Poor 500® Index (“S&P 500®”) and Bloomberg US Aggregate Bond Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Bloomberg US Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. It is impossible to invest directly in an index.

SGI U.S. Large Cap Core ETF and Dynamic Tactical ETF

These ETFs are different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. These ETFs will not. This may create additional risks for your investment. For example:

● You may have to pay more money to trade an ETF’s shares. These ETFs will provide less information to traders, who tend to charge more for trades when they have less information.

● The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for these ETFs compared to other ETFs because these ETFs provides less information to traders.

● These additional risks may be even greater in bad or uncertain market conditions.

● The SGI U.S. Large Cap Core ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between these ETFs and other ETFs may also have advantages. By keeping certain information about an ETF portfolio secret, these ETFs may face less risk that other traders can predict or copy its investment strategy. This may improve the ETFs’ performance. If other traders are able to copy or predict an ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of these ETFs, see the prospectus.

SGI ENHANCED GLOBAL INCOME ETF

Performance Data

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
Since Inception(1)(2)
Enhanced Global Income ETF (at NAV)	0.16%
Enhanced Global Income ETF (at Market Price)	0.39%
S&P 500® Index(3)	0.54%

(1)	Not annualized.

(2)	While the Fund commenced operations on February 28, 2024, the Fund began investing consistent with its investment objective on February 29, 2024.

(3)	Benchmark performance is from the inception date of the Fund only and is not the Inception date of the benchmark itself.

Fund Gross Expense Ratio: 0.98%

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI ENHANCED CORE ETF

Performance Data

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
Since Inception(1)(2)
Enhanced Core ETF (at NAV)	0.00%
Enhanced Core ETF (at Market Price)	0.12%
S&P 500® Index(3)	0.54%

(1)	Not annualized.

(2)	While the Fund commenced operations on February 28, 2024, the Fund began investing consistent with its investment objective on February 29, 2024.

(3)	Benchmark performance is from the inception date of the Fund only and is not the Inception date of the benchmark itself.

Fund Gross Expense Ratio: 0.98%

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 29, 2024 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024 and held for the entire period. For the SGI Enhanced Global Income ETF, the actual values and expenses are based on the 1-day period from inception on February 28, 2024 through February 29, 2024. For the SGI Enhanced Core ETF, the actual values and expenses are based on the 1-day period from inception on February 28, 2024 through February 29, 2024.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical ExampleS for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	SGI U.S. Large Cap CORE ETF
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value FEBRUARY 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Actual
	$ 1,000.00	$ 1,164.50	$ 4.57	0.85%	16.45%

Hypothetical (5% return before expenses)
	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%	N/A

*

Expenses for hypothetical amount are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (ConTINUed)

February 29, 2024 (UNAUDITED)

	SGI DYNAMIC TACTICAL ETF
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value FEBRUARY 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Actual
	$ 1,000.00	$ 1,101.50	$ 4.96	0.95%	10.15%

Hypothetical (5% return before expenses)
	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%	N/A

*

Expenses for hypothetical amount are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

	SGI ENHANCED GLOBAL INCOME ETF
	Beginning Account Value SEPTEMBER 1, 2023	Ending ACCOUNT VALUE FEBRUARY 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SINCE INCEPTION TOTAL INVESTMENT RETURN FOR THE FUND
Actual
	$ 1,000.00	$ 1,001.60	$ 0.03	0.98%	0.16%

Hypothetical (5% return before expenses)
	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%	N/A

*

Expenses for hypothetical amount are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on February 28, 2024 through February 29, 2024 multiplied by 1 day, which is the number of days from the Fund’s inception through February 29, 2024. The Fund’s ending account value in the first section in the table is based on the actual since inception total investment return for the Fund.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 29, 2024 (UNAUDITED)

	SGI ENHANCED CORE ETF
	Beginning Account Value SEPTEMBER 1, 2023	Ending ACCOUNT VALUE FEBRUARY 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SINCE INCEPTION TOTAL INVESTMENT RETURN FOR THE FUND
Actual
	$ 1,000.00	$ 1,000.00	$ 0.03	0.98%	0.00%

Hypothetical (5% return before expenses)
	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%	N/A

*

Expenses for hypothetical amount are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on February 28, 2024 through February 29, 2024 multiplied by 1 day, which is the number of days from the Fund’s inception through February 29, 2024. The Fund’s ending account value in the first section in the table is based on the actual since inception total investment return for the Fund.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE/CLASSIFICATION	% of Net Assets	Value
COMMON STOCKS
Internet	13.9%	$13,344,532
Semiconductors	13.0	12,537,996
Biotechnology	8.4	8,036,239
Software	7.6	7,401,410
Insurance	7.5	7,272,658
Home Builders	7.2	7,008,115
Retail	4.2	4,050,286
Pharmaceuticals	4.0	3,907,673
Computers	4.0	3,845,034
Transportation	3.9	3,789,807
Healthcare-Services	3.6	3,540,870
Oil & Gas	3.2	3,093,528
Commercial Services	3.1	3,016,994
Media	2.7	2,603,841
Banks	2.1	2,072,248
Building Materials	1.5	1,498,772
Aerospace/Defense	1.2	1,134,039
Distribution/Wholesale	1.0	1,019,401
REITS	0.8	782,595
Healthcare-Products	0.8	774,700
Diversified Financial Services	0.6	614,333
Beverages	0.5	508,084
Airlines	0.4	390,840
Electric	0.3	336,588
Machinery-Diversified	0.3	325,919
Household Products/Wares	0.3	324,009
Engineering & Construction	0.3	271,822
Machinery-Construction & Mining	0.2	237,780
Food	0.2	231,330
Real Estate	0.2	222,833
Iron/Steel	0.2	213,933
Cosmetics & Personal Care	0.2	200,582
Chemicals	0.2	189,830
Pipelines	0.2	183,291
Water	0.2	177,336
Apparel	0.2	162,235
Telecommunications	0.2	168,811
MONEY MARKET DEPOSIT ACCOUNT	1.5	1,469,942
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	75,159
NET ASSETS	100.0%	$97,035,395

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.2%
General Dynamics Corp.	718	$196,194
Lockheed Martin Corp.	2,190	937,845
		1,134,039
Airlines — 0.4%
Delta Air Lines, Inc.	4,637	196,006
United Airlines Holdings, Inc.(a)	4,283	194,834
		390,840
Apparel — 0.2%
NIKE, Inc. - Class B	1,561	162,235
Banks — 2.1%
Bank of America Corp.	5,448	188,065
First Horizon Corp.	13,714	193,367
Goldman Sachs Group, Inc.	2,023	787,049
JPMorgan Chase & Co.	2,888	537,341
Popular, Inc.	2,244	187,778
State Street Corp.	2,423	178,648
		2,072,248
Beverages — 0.5%
Coca-Cola Co.	5,716	343,075
PepsiCo, Inc.	998	165,009
		508,084
Biotechnology — 8.4%
Biogen, Inc.(a)	737	159,922
Exelixis, Inc.(a)	9,536	208,838
Incyte Corp.(a)	4,556	265,888
Regeneron Pharmaceuticals, Inc.(a)	2,882	2,784,272
United Therapeutics Corp.(a)	12,145	2,740,398
Vertex Pharmaceuticals, Inc.(a)	4,461	1,876,921
		8,036,239
Building Materials — 1.5%
Builders FirstSource, Inc.(a)	1,262	246,317
Eagle Materials, Inc.	980	248,479
Owens Corning	6,703	1,003,976
		1,498,772
Chemicals — 0.2%
LyondellBasell Industries NV - Class A	1,893	189,830
Commercial Services — 3.1%
Automatic Data Processing, Inc.	11,258	2,827,222
S&P Global, Inc.	443	189,772
		3,016,994
Computers — 4.0%
Accenture PLC - Class A	503	188,514
Apple, Inc.	19,034	3,440,396
EPAM Systems, Inc.(a)	710	216,124
		3,845,034
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co.	1,262	$200,582
Distribution/Wholesale — 1.0%
Ferguson PLC	4,821	1,019,401
Diversified Financial Services — 0.6%
Ameriprise Financial, Inc.	465	189,422
Mastercard, Inc. - Class A	895	424,911
		614,333
Electric — 0.3%
Evergy, Inc.	3,478	172,301
Xcel Energy, Inc.	3,118	164,287
		336,588
Engineering & Construction — 0.3%
EMCOR Group, Inc.	867	271,822
Food — 0.2%
Hershey Co.	1,231	231,330
Healthcare-Products — 0.8%
Abbott Laboratories	1,797	213,197
Danaher Corp.	801	202,765
Thermo Fisher Scientific, Inc.	330	188,159
West Pharmaceutical Services, Inc.	476	170,579
		774,700
Healthcare-Services — 3.6%
Centene Corp.(a)	2,405	188,624
Elevance Health, Inc.	5,162	2,587,453
HCA Healthcare, Inc.	709	220,995
Humana, Inc.	1,131	396,212
UnitedHealth Group, Inc.	299	147,586
		3,540,870
Home Builders — 7.2%
DR Horton, Inc.	21,061	3,147,356
Lennar Corp. - Class A	15,485	2,454,527
NVR, Inc.(a)	153	1,166,712
PulteGroup, Inc.	2,210	239,520
		7,008,115
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	2,674	324,009
Insurance — 7.5%
American Financial Group, Inc.	1,545	197,250
American International Group, Inc.	44,744	3,261,390
Berkshire Hathaway, Inc. - Class B(a)	4,120	1,686,728
Cincinnati Financial Corp.	2,422	276,108
Equitable Holdings, Inc.	5,617	192,326
Everest Group Ltd.	532	196,244
Hartford Financial Services Group Inc., (The)	2,278	218,324

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Household Products/Wares — (Continued)
Loews Corp.	2,818	$211,716
Marsh & McLennan Cos., Inc.	930	188,111
Progressive Corp.	1,072	203,208
Prudential Financial, Inc.	1,634	178,090
Travelers Cos, Inc., (The)	1,106	244,382
W R Berkley Corp.	2,617	218,781
		7,272,658
Internet — 13.9%
Airbnb, Inc. - Class A(a)	1,267	199,514
Alphabet, Inc. - Class A(a)	39,693	5,495,892
Amazon.com, Inc.(a)	16,611	2,936,160
Booking Holdings, Inc.(a)	63	218,536
DoorDash, Inc. - Class A(a)	1,666	207,534
Meta Platforms, Inc. - Class A	8,279	4,057,786
Netflix, Inc.(a)	380	229,110
		13,344,532
Iron/Steel — 0.2%
Reliance, Inc.	666	213,933
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	712	237,780
Machinery-Diversified — 0.3%
AGCO Corp.	2,971	325,919
Media — 2.7%
Comcast Corp. - Class A	4,852	207,908
Fox Corp. - Class B	80,344	2,199,819
Fox Corp. - Class A	21	626
Walt Disney Co.	1,752	195,488
		2,603,841
Oil & Gas — 3.2%
APA Corp.	5,301	157,917
Chevron Corp.	11,925	1,812,719
ConocoPhillips	2,838	319,389
Devon Energy Corp.	3,969	174,874
HF Sinclair Corp.	3,688	204,684
Marathon Petroleum Corp.	1,375	232,691
Valero Energy Corp.	1,352	191,254
		3,093,528
Pharmaceuticals — 4.0%
AbbVie, Inc.	2,078	365,832
McKesson Corp.	383	199,700
Merck & Co., Inc.	16,296	2,072,036
Neurocrine Biosciences, Inc.(a)	1,558	203,163
Pfizer, Inc.	40,171	1,066,942
		3,907,673
Pipelines — 0.2%
Cheniere Energy, Inc.	1,181	183,291
Real Estate — 0.2%
CBRE Group, Inc. - Class A(a)	2,425	$222,833
REITS — 0.8%
American Homes 4 Rent - Class A	5,166	191,194
EastGroup Properties, Inc.	1,017	178,677
Equity Residential	3,294	198,331
Weyerhaeuser Co.	6,236	214,393
		782,595
Retail — 4.2%
Home Depot, Inc.	2,811	1,069,895
Lowe’s Cos., Inc.	933	224,545
Murphy USA, Inc.	396	165,136
Starbucks Corp.	22,742	2,158,215
Target Corp.	1,514	231,521
Wal-Mart Stores, Inc.	3,429	200,974
		4,050,286
Semiconductors — 13.0%
Applied Materials, Inc.	18,610	3,752,147
Broadcom, Inc.	181	235,389
KLA-Tencor Corp.	352	240,170
Lam Research Corp.	1,300	1,219,725
NVIDIA Corp.	4,561	3,608,297
QUALCOMM, Inc.	22,069	3,482,268
		12,537,996
Software — 7.6%
Adobe Systems, Inc.(a)	271	151,836
Atlassian Corp. - Class A(a)	1,141	236,666
DocuSign, Inc.(a)	4,543	242,006
Electronic Arts, Inc.	6,427	896,438
HubSpot, Inc.(a)	294	181,930
Microsoft Corp.	9,812	4,058,635
MongoDB, Inc.(a)	394	176,347
MSCI, Inc.	334	187,364
ServiceNow, Inc.(a)	546	421,152
Synopsys, Inc.(a)	313	179,577
Veeva Systems, Inc. - Class A(a)	2,124	478,983
Zoom Video Communications, Inc. - Class A(a)	2,693	190,476
		7,401,410
Telecommunications — 0.2%
Cisco Systems, Inc.	3,490	168,811
Transportation — 3.9%
FedEx Corp.	10,687	2,660,742
Union Pacific Corp.	3,827	970,872
United Parcel Service, Inc. - Class B	1,067	158,193
		3,789,807

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Water — 0.2%
American Water Works Co., Inc.	1,496	$177,336
TOTAL COMMON STOCKS (Cost $87,166,292)		95,490,294
TOTAL INVESTMENTS — 98.4% (Cost $87,166,292)		$95,490,294
Money Market Deposit Account — 1.5%(b)		1,469,942
Other Assets in Excess of Liabilities — 0.1%		75,159
TOTAL NET ASSETS — 100.0%		$97,035,395

Percentages are stated as a percent of net assets.

PLC Public Limited Company

REIT Real Estate Investment Trust

(a)	Non-income producing security.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the financial statements.

SGI DYNAMIC TACTICAL ETF

Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE/CLASSIFICATION	% of Net Assets	Value
EXCHANGE TRADED FUNDS	99.9%	$99,724,795
MONEY MARKET DEPOSIT ACCOUNT	0.2	151,185
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(71,505)
NET ASSETS	100.0%	$99,804,475

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

February 29, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Invesco QQQ Trust Series 1	46,205	$20,283,995
iShares Core MSCI EAFE ETF	67,810	4,868,758
iShares Core U.S. Aggregate Bond ETF	48,942	4,764,504
iShares Edge MSCI Min Vol USA ETF	120,381	9,797,809
PGIM Ultra Short Bond ETF	96,242	4,779,378
Schwab US Dividend Equity ETF	99,892	7,755,615
SGI U.S. Large Cap Core ETF(a)	1,101,806	35,427,250
Vanguard Information Technology ETF	9,665	5,004,440
Vanguard Small-Cap ETF	32,078	7,043,046
TOTAL EXCHANGE TRADED FUNDS (Cost $91,351,146)		99,724,795
TOTAL INVESTMENTS — 99.9% (Cost $91,351,146)		$99,724,795
Money Market Deposit Account — 0.2%(b)		151,185
Liabilities in Excess of Other Assets — (0.1)%		(71,505)
TOTAL NET ASSETS — 100.0%		$99,804,475

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940 (see Note 7).

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE/CLASSIFICATION	% of Net Assets	Value
COMMON STOCKS
Pharmaceuticals	9.9%	$49,917
Banks	7.9	40,027
Telecommunications	6.8	34,038
Semiconductors	6.2	30,908
Oil & Gas	6.0	29,930
Iron/Steel	5.1	25,499
Insurance	4.9	24,454
Beverages	4.8	24,115
Biotechnology	4.5	23,126
Software	3.7	18,336
Food	3.3	16,309
Mining	3.2	15,987
Healthcare-Services	2.6	13,002
Home Builders	2.4	12,255
Building Materials	2.4	12,132
Diversified Financial Services	2.4	11,909
Electric	2.2	11,092
Internet	2.1	10,567
Auto Manufacturers	1.7	8,633
Transportation	1.6	8,067
Retail	1.5	7,372
Household Products/Wares	1.4	6,786
Computers	1.3	6,507
Chemicals	1.1	5,616
REITs	1.0	5,050
Machinery-Diversified	1.0	4,827
Commercial Services	0.8	4,018
Aerospace/Defense	0.7	3,426
Cosmetics/Personal Care	0.6	2,769
Distribution/Wholesale	0.5	2,537
Media	0.5	2,264
PREFERRED STOCKS
Banks	3.1	15,480
CLOSED END FUNDS	1.9	9,549
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	4,318
NET ASSETS	100.0%	$500,822

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Portfolio Holdings Summary Table (concluded)

February 29, 2024 (Unaudited)

The following table presents a summary by country of the portfolio holdings of the Fund:

COUNTRY	% of Net Assets	Value
UNITED STATES	57.2%	$286,873
BRAZIL	9.1	45,838
JAPAN	5.1	25,263
UNITED KINGDOM	4.4	22,304
TAIWAN	4.0	20,104
MEXICO	3.4	17,222
COLOMBIA	3.1	15,480
CANADA	2.9	14,119
SOUTH KOREA	2.8	13,954
INDIA	1.5	7,678
BERMUDA	1.1	5,454
AUSTRALIA	1.1	5,443
INDONESIA	1.0	4,911
DENMARK	1.0	4,791
FRANCE	0.9	4,324
SPAIN	0.5	2,746
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	4,318
NET ASSETS	100.0%	$500,822

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.1%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	8	$3,426
Auto Manufacturers — 1.7%
Cummins, Inc.	12	3,223
Honda Motor Co., Ltd. - ADR	152	5,410
		8,633
Banks — 7.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	276	2,746
Banco Santander Brasil SA - ADR	1,156	6,589
Bank of New York Mellon Corp.	64	3,590
Citizens Financial Group, Inc.	44	1,381
First Horizon Corp.	680	9,587
JPMorgan Chase & Co.	28	5,210
Shinhan Financial Group Co., Ltd. - ADR	256	8,341
Woori Financial Group, Inc. - ADR	76	2,583
		40,027
Beverages — 4.8%
Coca-Cola Co.	156	9,363
Coca-Cola Femsa SAB de CV - ADR	152	14,752
		24,115
Biotechnology — 4.5%
Exelixis, Inc.(a)	228	4,993
Incyte Corp.(a)	52	3,035
United Therapeutics Corp.(a)	52	11,732
Vertex Pharmaceuticals, Inc.(a)	8	3,366
		23,126
Building Materials — 2.4%
Builders FirstSource, Inc.(a)	16	3,123
Louisiana-Pacific Corp.	36	2,663
Owens Corning	24	3,595
UFP Industries, Inc.	24	2,751
		12,132
Chemicals — 1.1%
LyondellBasell Industries NV - Class A	56	5,616
Commercial Services — 0.8%
Automatic Data Processing, Inc.	16	4,018
Computers — 1.3%
Apple, Inc.	36	6,507
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	32	2,769
Distribution/Wholesale — 0.5%
Ferguson PLC	12	2,537
Diversified Financial Services — 2.4%
Air Lease Corp.	64	$2,566
KB Financial Group, Inc. - ADR	64	3,030
ORIX Corp. - ADR	60	6,313
		11,909
Electric — 2.2%
DTE Energy Co.	28	3,034
Evergy, Inc.	48	2,378
National Grid PLC - ADR	36	2,400
Pinnacle West Capital Corp.	48	3,280
		11,092
Food — 3.3%
Flowers Foods, Inc.	176	3,946
Hershey Co.	52	9,772
Sysco Corp.	32	2,591
		16,309
Healthcare-Services — 2.6%
Centene Corp.(a)	32	2,510
Chemed Corp.	4	2,505
Elevance Health, Inc.	4	2,005
Humana, Inc.	8	2,803
Medpace Holdings, Inc.(a)	8	3,179
		13,002
Home Builders — 2.4%
DR Horton, Inc.	32	4,782
Taylor Morrison Home Corp.(a)	132	7,473
		12,255
Household Products/Wares — 1.4%
Kimberly-Clark Corp.	56	6,786
Insurance — 4.9%
American International Group, Inc.	36	2,624
Axis Capital Holdings Ltd.	40	2,503
Corebridge Financial, Inc.	148	3,674
Equitable Holdings, Inc.	96	3,287
Everest Group Ltd.	8	2,951
Loews Corp.	32	2,404
Prudential Financial, Inc.	40	4,359
Travelers Cos., Inc.	12	2,652
		24,454
Internet — 2.1%
Alphabet, Inc. - Class C(a)	56	7,827
GoDaddy, Inc. - Class A(a)	24	2,740
		10,567
Iron/Steel — 5.1%
Cia Siderurgica Nacional SA - ADR	2,468	8,317
Commercial Metals Co.	48	2,592

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (CONTINUED)

February 29, 2024 (Unaudited)

	Number of Shares	Value
Iron/Steel — (Continued)
Vale SA - ADR	1,088	$14,590
		25,499
Machinery-Diversified — 1.0%
AGCO Corp.	44	4,827
Media — 0.5%
Fox Corp. - Class A	76	2,264
Mining — 3.2%
Agnico Eagle Mines Ltd.	48	2,307
Rio Tinto PLC - ADR	212	13,680
		15,987
Oil & Gas — 6.0%
APA Corp.	68	2,026
Cenovus Energy, Inc.	316	5,508
Chord Energy Corp.	16	2,599
Civitas Resources, Inc.	100	6,868
Devon Energy Corp.	80	3,525
Valero Energy Corp.	28	3,961
Woodside Energy Group Ltd. - ADR	276	5,443
		29,930
Pharmaceuticals — 9.9%
Bristol-Myers Squibb Co.	48	2,436
Cardinal Health, Inc.	84	9,406
Dr Reddy’s Laboratories Ltd. - ADR	100	7,678
GSK PLC - ADR	88	3,687
Merck & Co., Inc.	40	5,086
Novo Nordisk AS - ADR	40	4,791
Pfizer, Inc.	124	3,293
Takeda Pharmaceutical Co., Ltd. - ADR	928	13,540
		49,917
REITS — 1.0%
Annaly Capital Management, Inc.	140	2,673
STAG Industrial, Inc.	64	2,377
		5,050
Retail — 1.5%
Bath & Body Works, Inc.	52	2,376
McDonald’s Corp.	8	2,338
Starbucks Corp.	28	2,658
		7,372
Semiconductors — 6.2%
Amkor Technology, Inc.	84	$2,606
ASE Technology Holding Co., Ltd. - ADR	1,408	13,714
QUALCOMM, Inc.	36	5,680
Skyworks Solutions, Inc.	24	2,518
United Microelectronics Corp. - ADR	832	6,390
		30,908
Software — 3.7%
Electronic Arts, Inc.	16	2,232
Microsoft Corp.	20	8,273
Smartsheet, Inc. - Class A(a)	132	5,572
Snowflake, Inc. - Class A(a)	12	2,259
		18,336
Telecommunications — 6.8%
America Movil SAB de CV - ADR	132	2,470
Motorola Solutions, Inc.	8	2,643
Orange SA - ADR	376	4,324
Telefonica Brasil SA - ADR	196	2,142
Telkom Indonesia Persero Tbk PT - ADR	192	4,911
TELUS Corp.	192	3,348
TIM SA/Brazil - ADR	768	14,200
		34,038
Transportation — 1.6%
Ryder System, Inc.	24	2,739
TFI International, Inc.	20	2,956
United Parcel Service, Inc. - Class B	16	2,372
		8,067
TOTAL COMMON STOCKS (Cost $470,780)		471,475

PREFERRED STOCKS — 3.1%
Banks — 3.1%
Bancolombia SA	476	15,480
TOTAL PREFERRED STOCKS (Cost $15,489)		15,480

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

February 29, 2024 (Unaudited)

	Number of Shares	Value
CLOSED END FUNDS — 1.9%
Ares Capital Corp.	472	$9,549
TOTAL CLOSED END FUNDS (Cost $9,516)		9,549
TOTAL INVESTMENTS — 99.1% (Cost $495,786)		$496,504
Other Assets in Excess of Liabilities — 0.9%		4,318
TOTAL NET ASSETS — 100.0%		$500,822

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED CORE ETF

Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE/CLASSIFICATION	% of Net Assets	Value
OTHER ASSETS IN EXCESS OF LIABILITIES	100.0%	$500,000
NET ASSETS	100.0%	$500,000

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED CORE ETF

Portfolio of Investments

February 29, 2024 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$500,000
TOTAL NET ASSETS — 100.0%	$500,000

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI U.S. DYNAMIC TACTICAL ETF
ASSETS
Investments, at fair value:
Unaffiliated investments (cost $87,166,292 and $59,707,328, respectively)	$95,490,294	$64,297,545
Affiliated investments (cost $— and 31,643,818, respectively) (see Note 7)	—	35,427,250
Cash equivalents	1,469,942	151,185
Receivables for:
Capital shares sold	—	—
Dividends	140,790	829
Due from Advisor	—	—
Total assets	$97,101,026	$99,876,809

LIABILITIES
Payables for:
Advisory fees	$65,631	$72,334
Total liabilities	65,631	72,334
Net assets	$97,035,395	$99,804,475

NET ASSETS CONSIST OF:
Par value	$3,020	$3,520
Paid-in capital	78,079,121	88,692,796
Total distributable earnings/(losses)	18,953,254	11,108,159
Net assets	$97,035,395	$99,804,475

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,020,000	3,520,000
Net asset value and redemption price per share	$32.13	$28.35

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

February 29, 2024 (Unaudited)

	SGI ENHANCED GLOBAL INCOME ETF	SGI ENHANCED CORE ETF
ASSETS
Investments, at fair value:
Unaffiliated investments (cost $495,786 and $—, respectively)	$496,504	$—
Affiliated investments (cost $— and $—, respectively) (see Note 7)	—	—
Cash equivalents	—	—
Receivables for:
Capital shares sold	4,215	500,000
Dividends	103	—
Due from Advisor	—	—
Total assets	$500,822	$500,000

LIABILITIES
Payables for:
Advisory fees	$—	$—
Total liabilities	—	—
Net assets	$500,822	$500,000

NET ASSETS CONSIST OF:
Par value	$20	$20
Paid-in capital	499,980	499,980
Total distributable earnings/(losses)	822	—
Net assets	$500,822	$500,000

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	20,000	20,000
Net asset value and redemption price per share	$25.04	$25.00

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 29, 2024 (Unaudited)

	SGI U.S. Large Cap CORE ETF	SGI U.S. DYNAMIC TACTICAL ETF
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$769,312	$1,389,124
Dividends from affiliated investments (see Note 7)	—	80,642
Interest	37,176	15,063
Total investment income	806,488	1,484,829

EXPENSES
Advisory fees (Note 2)	428,672	500,415
Total expenses	428,672	500,415
Net investment income/(loss)	377,816	984,414

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	2,207,924	(941,116)
Affiliated investments (see Note 7)	—	1,620,137
Distributions from affiliated investments (see Note 7)	—	554
Net realized gain/(loss) from redemption in-kind	8,192,354	2,344,608
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,416,493	2,203,160
Affiliated investments (see Note 7)	—	3,783,432
Net realized and unrealized gain/(loss) on investments	15,816,771	9,010,775
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,194,587	$9,995,189

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE PERIOD ENDED February 29, 2024 (Unaudited)

	SGI ENHANCED GLOBAL INCOME ETF(1)	SGI ENHANCED core ETF(1)
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$104	$—
Dividends from affiliated investments (see Note 7)	—	—
Interest	—	—
Total investment income	104	—

EXPENSES
Advisory fees (Note 2)	—	—
Total expenses	—	—
Net investment income/(loss)	104	—

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	—	—
Affiliated investments (see Note 7)	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net realized gain/(loss) from redemption in-kind	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	718	—
Affiliated investments (see Note 7)	—	—
Net realized and unrealized gain/(loss) on investments	718	—
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$822	$—

(1)	Inception date of the SGI Enhanced Global Income ETF and SGI Enhanced Core ETF was February 28, 2024.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

StatementS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$377,816	$260,042
Net realized gain/(loss) on investments
Unaffiliated investments	10,400,278	2,283,197
Affiliated investments (see Note 7)	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,416,493	2,907,509
Affiliated investments (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	16,194,587	5,450,748

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(260,042)	—
Net realized capital gains	(1,284,618)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,544,660)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,863,558	103,405,429
Shares redeemed	(61,502,952)	(10,831,315)
Net increase/(decrease) in net assets from capital share transactions	(15,639,394)	92,574,114
Total increase/(decrease) in net assets	(989,467)	98,024,862

NET ASSETS:
Beginning of period	98,024,862	—
End of period	$97,035,395	$98,024,862

SHARES TRANSACTIONS:
Shares sold	1,585,000	3,890,000
Shares redeemed	(2,065,000)	(390,000)
Net increase/(decrease)	(480,000)	3,500,000

(1)	Inception date of the Fund was March 30, 2023.

The accompanying notes are an integral part of the financial statements.

SGI DYNAMIC TACTICAL ETF

StatementS of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$984,414	$408,384
Net realized gain/(loss) on investments
Unaffiliated investments	1,403,492	(699,494)
Affiliated investments (see Note 7)	1,620,137	2,621
Distributions from affiliated investments (see Note 7)	554	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,203,160	1,897,206
Affiliated investments (see Note 7)	3,783,432	489,851
Net increase/(decrease) in net assets resulting from operations	9,995,189	2,098,568

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(972,668)	—
Net decrease in net assets from dividends and distributions to shareholders	(972,668)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,348,728	109,300,356
Shares redeemed	(32,962,225)	(1,003,473)
Net increase/(decrease) in net assets from capital share transactions	(19,613,497)	108,296,883
Total increase/(decrease) in net assets	(10,590,976)	110,395,451

NET ASSETS:
Beginning of period	110,395,451	—
End of period	$99,804,475	$110,395,451

SHARES TRANSACTIONS:
Shares sold	490,000	4,290,000
Shares redeemed	(1,220,000)	(40,000)
Net increase/(decrease)	(730,000)	4,250,000

(1)	Inception date of the Fund was March 29, 2023.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024 (UNAUDITED)(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$104
Net realized gain/(loss) on investments
Unaffiliated investments	—
Affiliated investments (see Note 7)	—
Distributions from affiliated investments (see Note 7)	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	718
Affiliated investments (see Note 7)	—
Net increase/(decrease) in net assets resulting from operations	822

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	500,000
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	500,000
Total increase/(decrease) in net assets	500,822

NET ASSETS:
Beginning of period	—
End of period	$500,822

SHARES TRANSACTIONS:
Shares sold	20,000
Shares redeemed	—
Net increase/(decrease)	20,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED CORE ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024 (UNAUDITED)(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$—
Net realized gain/(loss) on investments
Unaffiliated investments	—
Affiliated investments (see Note 7)	—
Distributions from affiliated investments (see Note 7)	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	—
Affiliated investments (see Note 7)	—
Net increase/(decrease) in net assets resulting from operations	—

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	500,000
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	500,000
Total increase/(decrease) in net assets	500,000

NET ASSETS:
Beginning of period	—
End of period	$500,000

SHARES TRANSACTIONS:
Shares sold	20,000
Shares redeemed	—
Net increase/(decrease)	20,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)		For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$28.01		$25.00
Net investment income/(loss) (2)	0.11		0.11
Net realized and unrealized gain/(loss) from investments	4.45		2.90
Net increase/(decrease) in net assets resulting from operations	4.56		3.01
Dividends and distributions to shareholders from:
Net Investment Income	(0.07)		—
Net realized capital gain	(0.37)		—
Total dividends and distributions to shareholders	(0.44)		—
Net asset value, end of period	$32.13		$28.01
Market value, end of period	$32.15		$28.00
Total investment return/(loss) on net asset value (3)	16.45	%(5)	12.03	%(5)
Total investment return/(loss) on market price (4)	16.55	%(5)	12.00	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$97,035		$98,025
Ratio of expenses to average net assets	0.85	%(6)	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.75	%(6)	1.01	%(6)
Portfolio turnover rate	103	%(5)	95	%(5)

(1)	Inception date of the Fund was March 30, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)		For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.98		$25.00
Net investment income/(loss) (2)	0.24		0.13
Net realized and unrealized gain/(loss) from investments	2.37		0.85
Net increase/(decrease) in net assets resulting from operations	2.61		0.98
Dividends and distributions to shareholders from:
Net Investment Income	(0.24)		—
Net realized capital gain	—		—
Total dividends and distributions to shareholders	(0.24)		—
Net asset value, end of period	$28.35		$25.98
Market value, end of period	$28.30		$26.05
Total investment return/(loss) on net asset value (3)	10.15	%(5)	3.90	%(5)
Total investment return/(loss) on market price (4)	9.62	%(5)	4.20	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$99,804		$110,395
Ratio of expenses to average net assets	0.95	%(6)	0.95	%(6)
Ratio of net investment income/(loss) to average net assets	1.87	%(6)	1.18	%(6)
Portfolio turnover rate	120	%(5)	66	%(5)

(1)	Inception date of the Fund was March 29, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 29, 2024 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss) (2)	0.01
Net realized and unrealized gain/(loss) from investments	0.03
Net increase/(decrease) in net assets resulting from operations	0.04
Dividends and distributions to shareholders from:
Net Investment Income	—
Net realized capital gain	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$25.04
Market value, end of period	$25.10
Total investment return/(loss) on net asset value (3)	0.16	%(5)
Total investment return/(loss) on market price (4)	0.39	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$501
Ratio of expenses to average net assets	0.00	%(6)
Ratio of net investment income/(loss) to average net assets	7.54	%(6)
Portfolio turnover rate	0	%(5)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 29, 2024 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss) (2)	—
Net realized and unrealized gain/(loss) from investments	—
Net increase/(decrease) in net assets resulting from operations	—
Dividends and distributions to shareholders from:
Net Investment Income	—
Net realized capital gain	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$25.00
Market value, end of period	$25.03
Total investment return/(loss) on net asset value (3)	0.00	%(5)
Total investment return/(loss) on market price (4)	0.12	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$500
Ratio of expenses to average net assets	0.00	%(6)
Ratio of net investment income/(loss) to average net assets	0.00	%(6)
Portfolio turnover rate	0	%(5)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF and the SGI Enhanced Core ETF (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024 and February 28, 2024, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Core ETF is to seek income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

The end of the reporting period for SGI Enhanced Global Income ETF and SGI Enhanced Core ETF is February 29, 2024, and the period covered by these Notes to Financial Statements since inception period from February 28, 2024 through February 29, 2024 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by The Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
SGI U.S. LARGE CAP CORE ETF
Common Stocks	$95,490,294	$95,490,294	$—	$—
Total Investments*	$95,490,294	$95,490,294	$—	$—

SGI DYNAMIC TACTICAL ETF
Exchange-Traded Funds	$99,724,795	$99,724,795	$—	$—
Total Investments*	$99,724,795	$99,724,795	$—	$—

SGI ENHANCED GLOBAL INCOME ETF
Common Stocks	$471,475	$471,475	$—	$—
Preferred Stocks	15,480	15,480	—	—
Closed End Funds	9,549	9,549	—	—
Total Investments*	$496,504	$496,504	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

SGI Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions”) serves as the investment sub-adviser to the Funds. Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98% and 0.98% of the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF and SGI Enhanced Core ETF, respectively, during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution, and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund. During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
SGI U.S. Large Cap Core ETF	$428,672
SGI Dynamic Tactical ETF	500,415
SGI Enhanced Global Income ETF	—
SGI Enhanced Core ETF	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds out of the unitary fees.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$95,341,065	$96,123,801
SGI Dynamic Tactical ETF	126,618,701	125,387,869
SGI Enhanced Global Income ETF	—	—
SGI Enhanced Core ETF	—	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$45,136,240	$60,851,143
SGI Dynamic Tactical ETF	12,297,202	32,859,284
SGI Enhanced Global Income ETF	495,785	—
SGI Enhanced Core ETF	—	—

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$95,115,401	$5,018,773	$(2,260,076)	$2,758,697
SGI Dynamic Tactical ETF	108,212,808	3,439,369	(1,263,013)	2,176,356

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

Permanent differences as of August 31, 2023, primarily attributable to in-kind redemptions gain and loss were reclassified among the following accounts:

	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Core ETF	$(1,147,421)	$1,147,421
SGI Dynamic Tactical ETF	(12,930)	12,930

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$1,542,866	$1,764	$—	$—	$—	$2,758,697
SGI Dynamic Tactical ETF	408,384	—	(499,102)	—	—	2,176,356

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the SGI Dynamic Tactical ETF had $499,102 of short-term loss carryovers.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. As of August 31, 2023 the Funds had no tax basis qualified late-year loss deferral.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of Funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirement, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	August 31, 2023		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Dynamic Tactical ETF
SGI U.S. Large Cap Core ETF	829,146	$22,726,237	937,891	$26,250,420	(665,231)	$(17,332,839)
	829,146	$22,726,237	937,891	$26,250,420	(665,231)	$(17,332,839)

	February 29, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Dynamic Tactical ETF
SGI U.S. Large Cap Core ETF	$—	$—	$6,587,162	$1,620,137	1,101,806	$35,427,250	$31,643,818
	$—	$—	$6,587,162	$1,620,137	1,101,806	$35,427,250	$31,643,818

8. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF, are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF and SGI Enhanced Core ETF are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-ETFSAR24

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/2024

By (Signature and Title)*	/s/ James Shaw
James Shaw, CFO/COO
(principal financial officer)

Date	4/30/2024

*	Print the name and title of each signing officer under his or her signature.

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